UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 2.3%
Banco do Brasil SA	4,776,500	$17,796
JBS SA	7,222,600	22,546
Porto Seguro SA	604,200	4,397

		44,739

China — 27.4%
Agile Property Holdings Ltd.	10,294,000	5,738
Alibaba Group Holding Ltd. ADR[1]	200,900	16,327
Bank of China Ltd., Class H	73,597,000	32,857
China CITIC Bank Corp. Ltd., Class H1	19,514,000	12,640
China Communications Construction Co. Ltd., Class H	18,374,000	18,777
China Construction Bank Corp., Class H	87,250,000	59,780
China Lumena New Materials Corp.[1,2,3,4]	10,564,000	—
China Mobile Ltd. ADR	1,022,600	57,603
China Petroleum & Chemical Corp., Class H	68,312,000	41,251
China Railway Construction Corp. Ltd., Class H	15,300,000	18,972
China Railway Group Ltd., Class H	20,775,000	15,789
China Southern Airlines Co. Ltd., Class H	14,056,000	10,846
China Traditional Chinese Medicine Co. Ltd.[1]	19,962,000	13,497
Datang International Power Generation Co. Ltd., Class H	15,950,000	4,857
Guangzhou R&F Properties Co. Ltd., Class H	8,926,000	10,999
Industrial & Commercial Bank of China, Class H	17,258,000	10,422
JA Solar Holdings Co. Ltd. ADR[1]	1,513,200	14,678
KWG Property Holding Ltd.	10,228,500	7,589
NetEase Inc. ADR	150,300	27,240
New Oriental Education & Technology Group ADR	330,000	10,352
PetroChina Co. Ltd., Class H	7,976,000	5,228
PICC Property & Casualty Co. Ltd., Class H	17,528,000	34,875
Poly Property Group Co. Ltd.	12,595,000	4,112
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,948,900	15,045
Shimao Property Holdings Ltd.	3,937,000	7,000
Sihuan Pharmaceutical Holdings Group Ltd.[2,3]	4,433,000	1,118
Skyworth Digital Holdings Ltd.	16,538,401	10,798
TCL Communication Technology Holdings Ltd.	5,499,000	4,051
Tencent Holdings Ltd.	2,095,800	41,240
Tianneng Power International Ltd.[1]	9,420,000	7,937
Zhejiang Expressway Co. Ltd., Class H	12,612,000	15,167

		536,785

Czech Republic — 0.6%
CEZ AS	629,691	11,230

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — 8.7%
Ashok Leyland Ltd.	10,634,875	$14,130
Bank of Baroda	4,246,191	10,055
Cairn India Ltd.	2,390,538	4,990
Cipla Ltd.	2,071,751	20,347
Dr Reddy’s Laboratories Ltd.	345,149	16,218
HCL Technologies Ltd.	966,053	12,487
Hindustan Petroleum Corp. Ltd.	1,535,410	19,407
Indiabulls Housing Finance Ltd.	393,999	4,388
Lupin Ltd.	503,567	13,985
Power Finance Corp. Ltd.	3,524,210	10,729
Rural Electrification Corp. Ltd.	3,395,976	11,629
Sintex Industries Ltd.	6,736,523	10,366
Tata Motors Ltd. ADR[1]	394,200	11,617
UPL Ltd.	1,337,020	8,854

		169,202

Indonesia — 0.2%
Indofood Sukses Makmur Tbk PT	12,587,900	4,685

Malaysia — 0.3%
IJM Corp. Berhad	6,444,800	5,074

Mexico — 4.6%
Alfa SAB de CV, Class A	11,221,100	22,202
America Movil SAB de CV, Class L ADR	1,221,600	17,176
Arca Continental SAB de CV	2,572,800	15,627
Gruma SAB de CV, Class B	1,292,200	18,126
Kimberly-Clark de Mexico SAB de CV, Class A	7,316,600	17,138

		90,269

Philippines — 0.7%
Megaworld Corp.	44,584,400	4,017
Universal Robina Corp.	2,481,550	9,792

		13,809

Poland — 3.1%
PGE Polska Grupa Energetyczna SA	2,815,343	9,128
Polski Koncern Naftowy Orlen SA	1,798,799	30,965
Powszechny Zaklad Ubezpieczen SA	2,403,100	20,731

		60,824

Qatar — 0.7%
Barwa Real Estate Co.	652,027	7,161

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Qatar — (continued)
Industries Qatar QSC	190,384	$5,808

		12,969

Russia — 4.1%
Gazprom PAO ADR	4,123,961	15,228
Lukoil PJSC ADR	521,193	16,782
PhosAgro OAO GDR	740,617	9,517
Sberbank of Russia ADR	4,180,210	24,580
Surgutneftegas OAO ADR	1,624,538	7,494
Tatneft PAO ADR	236,829	6,240

		79,841

South Africa — 4.2%
FirstRand Ltd.	8,949,303	24,519
MMI Holdings Ltd.	4,181,279	5,948
Netcare Ltd.	3,272,353	7,173
Redefine Properties Ltd.[5]	21,725,976	13,627
Sibanye Gold Ltd.	3,439,131	5,081
Steinhoff International Holdings Ltd.	1,386,695	7,040
Vodacom Group Ltd.	1,961,879	19,335

		82,723

South Korea — 18.0%
BNK Financial Group Inc.	947,313	6,749
Daesang Corp.	238,872	6,571
Hanwha Corp.	328,367	10,887
Hyosung Corp.	215,309	21,295
Hyundai Marine & Fire Insurance Co. Ltd.	338,756	10,379
Hyundai Motor Co.	75,000	9,459
KB Financial Group Inc.	829,184	23,361
Kia Motors Corp.	803,556	35,831
Korea Aerospace Industries Ltd.	332,384	21,942
Korea Electric Power Corp.	1,025,228	43,436
KT&G Corp.	238,300	21,176
LG Display Co. Ltd.	602,793	12,485
LG Household & Health Care Ltd.	19,454	17,275
NH Investment & Securities Co. Ltd.	1,649,064	13,953
Samsung Electronics Co. Ltd.	62,314	66,463
SK Holdings Co. Ltd.	14	3
SK Hynix Inc.	330,237	8,531
SK Telecom Co. Ltd. ADR	784,100	15,800
WiSoL Co. Ltd.	556,500	7,356

		352,952

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — 12.0%
Asustek Computer Inc.	1,076,300	$8,913
Chicony Electronics Co. Ltd.	887,596	1,951
Chlitina Holding Ltd.	949,000	9,924
Compal Electronics Inc.	12,300,316	6,928
Fubon Financial Holding Co. Ltd.	6,517,000	8,928
HON HAI Precision Industry Co. Ltd.	18,425,294	45,324
Innolux Corp.	35,853,000	10,850
Inventec Corp.	12,347,000	8,100
Lite-On Technology Corp.	10,173,246	9,864
Merida Industry Co. Ltd.	904,907	4,876
Pegatron Corp.	13,449,000	29,480
Pou Chen Corp.	3,945,000	5,176
Powertech Technology Inc.	6,467,000	12,837
President Chain Store Corp.	825,000	5,162
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,564,000	35,581
TTY Biopharm Co. Ltd.	2,935,000	10,499
WPG Holdings Ltd.	8,649,000	8,281
Yuanta Financial Holding Co. Ltd.	31,959,850	11,822

		234,496

Thailand — 3.6%
Bangchak Petroleum PCL	5,083,500	4,638
Bangkok Dusit Medical Services PCL	10,484,100	6,478
Jasmine International PCL	55,234,200	4,954
PTT PCL	4,348,000	29,280
Sansiri PCL	181,951,166	7,644
Thanachart Capital PCL	6,518,000	6,585
Tipco Asphalt PCL	9,005,000	10,055

		69,634

Turkey — 3.4%
Eregli Demir ve Celik Fabrikalari TAS	7,065,505	7,365
TAV Havalimanlari Holding AS	1,256,273	7,836
Tekfen Holding AS	4,575,573	6,338
Tupras Turkiye Petrol Rafinerileri AS1	1,169,496	27,910
Turk Hava Yollari AO1	6,561,208	16,626

		66,075

United Arab Emirates — 1.1%
Dubai Islamic Bank PJSC	6,323,747	10,640
First Gulf Bank PJSC	3,343,004	11,514

		22,154

Total Common Stock
(Cost $2,167,226) — 95.0%		1,857,461

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Warrants	Value

PREFERENCE STOCK
Brazil — 2.4%
Braskem SA	2,119,987	$14,801
Cia Paranaense de Energia	763,600	4,690
Itausa—Investimentos Itau SA	10,653,910	18,527
Petroleo Brasileiro SA, Class A ADR[1]	2,725,800	9,268

		47,286

South Korea — 1.6%
LG Chemical Ltd.	42,127	8,801
Samsung Electronics Co. Ltd.	23,163	21,412

		30,213

Total Preference Stock
(Cost $108,212) — 4.0%		77,499

WARRANT
Sansiri PCL, Expires 11/24/2017[1]	14,133,566	55

Total Warrant
(Cost $0) — 0.0%		55

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	486,236	486

Total Short-Term Investment
(Cost $486) — 0.0%		486

Total Investments — 99.0%
(Cost $2,275,924)‡		1,935,501

Other Assets in Excess of Liabilities — 1.0%		20,241

Net Assets — 100.0%		$1,955,742

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
1	Non-income producing security.
2	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2015 was $1,118 (000) and represented 0.1% of net assets.
3	Securities considered illiquid. The total market value of such securities as of December 31, 2015 was $1,118 (000) and represented 0.1% of net assets.
4	Security is fair valued at zero due to company’s insolvency.
5	Real Estate Investment Trust.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

‡	At December 31, 2015, the tax basis cost of the Fund’s investments was $2,275,924 and the unrealized appreciation and depreciation were $40,248 and ($380,671), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2015 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3††	Total
Common Stock
Brazil	$44,739	$—	$—	$44,739
China	535,667	—	1,118	536,785
Czech Republic	—	11,230	—	11,230
India	169,202	—	—	169,202
Indonesia	—	4,685	—	4,685
Malaysia	5,074	—	—	5,074
Mexico	90,269	—	—	90,269
Philippines	—	13,809	—	13,809
Poland	—	60,824	—	60,824
Qatar	12,969	—	—	12,969
Russia	79,841	—	—	79,841
South Africa	82,723	—	—	82,723
South Korea	15,800	337,152	—	352,952
Taiwan	234,496	—	—	234,496
Thailand	—	69,634	—	69,634
Turkey	66,075	—	—	66,075
United Arab Emirates	22,154	—	—	22,154

Total Common Stock	1,359,009	497,334	1,118	1,857,461

Preference Stock	47,286	30,213	—	77,499

Warrant	55	—	—	55

Short-Term Investment	486	—	—	486

Total Investments in Securities	$1,406,836	$527,547	$1,118	$1,935,501

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “foreign line” securities using “local line” prices.
††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended December 31, 2015, securities with a value of $976,032, which represented 49.9% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at the prior fiscal year end.

For the quarter ended December 31, 2015, there were two Level 3 securities because trading in their shares was suspended.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 26, 2016